Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Abstract]
Software	$ 1,845,983	$ 1,181,561
Less: accumulated amortization	(767,309)	(669,821)
Intangible assets, net	$ 1,078,674	$ 511,740